Summary of significant accounting policies (Details) - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016
Accounting Policies [Abstract]
Finished goods held for resale	$ 49,374		$ 43,544
Raw materials	139,102
Net inventory	$ 188,476	$ 49,534	$ 43,544